Schedule of Investments

May 31, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–156.65%(a)
New York–154.25%
Albany Capital Resource Corp. (College of Siant Rose (The)); Series 2021, Ref. RB (Acquired 10/28/2021; Cost $635,790)(b)(c)	4.00%	07/01/2051	$605	$316,617

Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	150	150,156

Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2042	325	304,999

Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	980	890,391

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,031,017

Series 2020 B, RB	4.00%	11/01/2055	350	285,322

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(d)	0.00%	07/15/2034	8,315	5,455,205

Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,465	2,476,214

Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	500	499,489

Series 2017 A, RB	5.00%	08/01/2047	1,500	1,419,115

Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	45	42,184

Series 2019, RB	4.00%	07/01/2049	1,300	1,195,020

Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2056	100	98,260

Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds); Series 2023, RB	5.25%	07/01/2062	1,000	1,017,027

Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(e)(f)	5.00%	01/01/2035	2,700	2,712,878

Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	2,840	2,844,842

Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(e)	6.50%	07/01/2057	1,355	1,351,248

Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	600	550,354

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	2,375	2,029,826

Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	420	429,065

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,225	2,995,338

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	725	739,132

Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS - AGM)(g)	4.00%	02/15/2047	1,425	1,354,686

Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	1,245	869,140

Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2047	1,000	1,022,283

Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	500	538,577

Series 2023 E, RB	5.00%	09/01/2053	1,000	1,073,135

Metropolitan Transportation Authority; Series 2017 D, Ref. RB	4.00%	11/15/2042	2,950	2,789,582

Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	3,975	4,097,896

Series 2017 B-1, RB	5.25%	11/15/2057	2,065	2,127,089

Series 2017 C-2, Ref. RB(d)	0.00%	11/15/2040	8,250	3,857,519

Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	300	261,769

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	850	661,385

Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2034	1,000	1,001,179

MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	3,110	3,078,813

Series 2016 A, RB	5.00%	11/15/2056	8,000	7,860,256

Nassau (County of), NY; Series 2024 A, GO Bonds	4.00%	04/01/2054	250	233,093

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007-02/28/2018; Cost $1,420,984)(b)(c)	5.00%	01/01/2058	1,219	365,151

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $600,000)(b)(c)(e)	9.00%	01/01/2041	600	600,000

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	1,000	1,000,238

Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.00%	06/01/2035	1,250	1,149,316

See accompanying notes which are an integral part of this schedule.

       Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
Series 2014-186, Ref. RB(f)	5.00%	10/15/2044	$2,000	$2,002,102

Series 2024, Ref. RB	5.00%	07/15/2054	500	536,909

Two Hundred Thirty-First Series 2022, Ref. RB(f)	5.50%	08/01/2047	8,000	8,628,558

Two Hundred Twenty Third Series 2021, Ref. RB(f)	4.00%	07/15/2051	360	325,803

Two Hundred Twenty Third Series 2021, Ref. RB(f)	5.00%	07/15/2056	490	500,246

Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	6,880	7,104,633

New York (City of), NY;
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,059,037

Series 2020 D-1, GO Bonds	4.00%	03/01/2050	12,100	11,483,255

Series 2021 A-1, GO Bonds	4.00%	08/01/2050	500	474,293

Series 2024 C, GO Bonds	5.25%	03/01/2053	1,500	1,631,786

Subseries 2019 D-1, GO Bonds	5.00%	12/01/2037	2,000	2,107,173

Subseries 2022 D-1, RB(h)	5.25%	05/01/2043	1,700	1,855,976

New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	500	455,207

Series 2020, Ref. RB (INS - AGM)(g)	4.00%	03/01/2045	4,240	4,018,309

New York (City of), NY Municipal Water Finance Authority;
Series 2017 DD, RB	5.25%	06/15/2047	3,600	3,694,818

Series 2020 AA-2, RB	4.00%	06/15/2043	3,500	3,448,445

Series 2020, Ref. RB	5.00%	06/15/2050	500	524,387

Series 2021 CC-1, RB	4.00%	06/15/2051	9,000	8,546,375

New York (City of), NY Transitional Finance Authority;
Series 2018 C-3, RB	4.00%	05/01/2045	2,565	2,463,459

Series 2018 S-3, RB	5.00%	07/15/2043	2,115	2,170,431

Series 2018 S-3, RB	5.25%	07/15/2045	690	723,039

Series 2019 C, RB(h)	4.00%	11/01/2042	8,000	7,827,254

Series 2019, RB	4.00%	11/01/2042	5,675	5,552,452

Series 2020 C-1, RB	4.00%	05/01/2045	2,565	2,487,603

Series 2020, RB	4.00%	05/01/2046	2,000	1,928,249

Series 2021 B-1, RB	4.00%	08/01/2042	1,000	983,854

Series 2023 A, RB	4.00%	05/01/2045	2,000	1,939,651

Series 2024, RB	4.13%	05/01/2052	1,000	953,672

Series 2024, RB	5.00%	05/01/2052	1,000	1,066,290

Subseries 2016 F-3, RB	3.25%	02/01/2041	1,535	1,333,773

New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(g)	5.00%	10/01/2024	35	35,029

Series 2011, RB	5.00%	10/01/2025	20	20,021

Series 2013 A, RB	5.00%	05/01/2028	680	680,329

Series 2014 C, RB(i)(j)	5.00%	06/14/2024	6,000	6,002,013

Series 2015 A, Ref. RB(h)	5.00%	07/01/2048	10,000	10,075,190

Series 2018, RB	5.00%	07/01/2048	855	875,823

Series 2020 A, Ref. RB	4.00%	03/15/2048	3,000	2,843,599

Series 2020 D, Ref. RB	4.00%	02/15/2047	300	284,248

Series 2022, RB(h)	4.00%	03/15/2049	6,500	6,137,865

New York (State of) Dormitory Authority (Catholic Health System Obligated Group); Series 2019 A, Ref. RB	4.00%	07/01/2045	1,750	1,259,592

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(g)	5.50%	05/15/2027	700	739,895

Series 2005 A, RB (INS - AMBAC)(g)	5.50%	05/15/2030	1,750	1,951,932

Series 2005 A, RB (INS - AMBAC)(g)	5.50%	05/15/2031	445	504,094

New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	1,000	1,142,919

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(g)	5.25%	07/01/2028	2,065	2,083,942

New York (State of) Dormitory Authority (Fordham University); Series 2014, RB(i)(j)	5.00%	07/01/2024	1,000	1,000,774

New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	2,838,949

New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2030	2,000	2,027,466

New York (State of) Dormitory Authority (New School (The)); Series 2022 A, Ref. RB	4.00%	07/01/2052	575	511,647

See accompanying notes which are an integral part of this schedule.

       Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (New York University);
Series 2001-1, RB (INS - BHAC)(g)	5.50%	07/01/2031	$1,115	$1,222,587

Series 2001-1, RB (INS - AMBAC)(g)	5.50%	07/01/2031	2,500	2,740,077

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(e)	5.00%	12/01/2045	1,075	967,574

Series 2017, Ref. RB(e)	5.00%	12/01/2036	900	796,604

Series 2017, Ref. RB(e)	5.00%	12/01/2037	1,500	1,307,800

New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB	5.00%	05/01/2025	1,120	1,120,244

Series 2013 A, RB	5.00%	05/01/2029	1,270	1,270,613

New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	1,985	1,909,688

Series 2019 A, RB	5.00%	07/01/2049	1,410	1,452,810

New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2057	2,280	2,149,811

New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	1,000	979,939

New York (State of) Housing Finance Agency; Series 2023 E-1, RB	4.95%	11/01/2058	1,415	1,432,432

New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	75	74,791

Series 2023 252, RB	4.55%	10/01/2048	125	123,584

Series 2023 252, RB	4.65%	10/01/2053	150	148,421

New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2060	3,300	3,049,752

New York (State of) Power Authority (Green Transmission) (Green Bonds);
Series 2022, RB (INS - AGM)(g)	4.00%	11/15/2061	5,000	4,642,560

Series 2023, RB (INS - AGM)(g)	5.13%	11/15/2063	1,380	1,486,439

New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	2,000	1,865,053

Series 2020 N, RB	5.00%	01/01/2040	2,000	2,136,651

New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	550	592,488

Series 2022, Ref. RB	5.00%	09/15/2052	250	268,370

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	1,620	1,630,507

New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	1,965	1,987,782

Series 2016 B, RB(d)	0.00%	11/15/2044	1,730	598,091

Series 2016, RB(d)	0.00%	11/15/2056	5,000	851,386

New York Counties Tobacco Trust IV; Series 2010 A, RB(e)	6.25%	06/01/2041	870	869,965

New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	8,430	3,587,007

Series 2005 S-2, RB(d)	0.00%	06/01/2050	14,850	2,207,830

New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	4,895	4,903,817

Series 2014, Class 3, Ref. RB(e)	7.25%	11/15/2044	1,085	1,092,617

New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2019, Ref. RB	2.80%	09/15/2069	2,785	2,477,075

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,845	3,301,347

New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	925	690,381

Series 2021 A, Ref. RB	2.88%	11/15/2046	3,325	2,353,079

New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2017 E, RB	5.00%	06/15/2042	575	591,332

New York State Urban Development Corp.; Series 2020 C, Ref. RB	5.00%	03/15/2050	1,410	1,473,223

New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2044	615	598,923

Series 2021, Ref. RB	4.00%	03/15/2046	1,320	1,266,466

Series 2021, Ref. RB(h)	4.00%	03/15/2046	9,000	8,635,006

New York State Urban Development Corp. (Bidding Group 4); Series 2020 E, Ref. RB	4.00%	03/15/2046	2,500	2,394,483

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2023, RB(f)	5.38%	06/30/2060	1,500	1,555,659

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	1,485	1,485,477

Series 2016, Ref. RB(f)	5.00%	08/01/2031	800	800,082

See accompanying notes which are an integral part of this schedule.

       Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(f)	5.00%	01/01/2034	$805	$830,398

Series 2018, RB(f)	5.00%	01/01/2036	5,455	5,611,724

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(f)(h)(k)	5.00%	07/01/2046	7,000	6,967,163

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(f)	5.00%	12/01/2031	200	210,832

Series 2022, RB(f)	5.00%	12/01/2041	2,000	2,075,825

Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	368,326

Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(e)(f)	4.75%	11/01/2042	1,820	1,661,163

Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(f)	5.00%	04/01/2028	1,000	999,589

Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	1,725	1,709,128

Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(g)	4.00%	12/01/2049	2,000	1,753,940

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2049	4,260	4,055,144

Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	1,375	1,393,694

Series 2005 A, RB(d)(e)	0.00%	08/15/2045	8,065	2,363,130

Series 2005 C, RB(d)(e)	0.00%	08/15/2060	96,000	6,395,232

Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,085,475

Suffolk Regional Off-Track Betting Co.;
Series 2024, RB	5.75%	12/01/2044	500	517,020

Series 2024, RB	6.00%	12/01/2053	500	517,526

Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	915	895,049

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	300,000

Series 2013 A, RB(b)	5.00%	07/01/2032	750	225,000

Series 2013 A, RB(b)	5.00%	07/01/2038	2,000	600,000

Triborough Bridge & Tunnel Authority;
Series 2013 A, Ref. RB(d)	0.00%	11/15/2032	2,000	1,398,895

Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	1,000	931,607

Triborough Bridge & Tunnel Authority (Green Bonds); Series 2022 D-2, RB	5.25%	05/15/2047	5,545	6,014,861

Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	350	384,272

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	3,120	3,254,194

Series 2022, RB(h)	5.25%	05/15/2062	8,000	8,550,687

Triborough Bridge & Tunnel Authority( MTA Brdiges & Tunnels); Series 2023 A, RB(h)	4.25%	05/15/2058	10,000	9,650,246

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	2,070	1,780,530

Series 2017 A, Ref. RB	5.00%	06/01/2036	2,885	2,964,490

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(f)	7.00%	06/01/2046	1,030	888,701

Westchester County Local Development Corp.; Series 2014 A, RB	5.50%	05/01/2042	100	100,013

Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	150	126,430

Series 2020 A, Ref. RB	5.13%	07/01/2055	520	406,262

Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	420	388,957

Westchester County Local Development Corp. (Purchase Senior Learning Community Inc); Series 2021, Ref. RB(e)	5.00%	07/01/2046	350	335,976

Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.); Series 2021, Ref. RB(e)	4.50%	07/01/2056	600	510,024

Westchester County Local Development Corp. (Westchester Medical Center Obligated Group); Series 2023, RB (INS - AGM)(g)	5.75%	11/01/2053	1,250	1,401,964

Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	575	546,260

Series 2016 C, Ref. RB	5.13%	06/01/2051	2,705	2,563,191

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	4.13%	12/01/2041	275	215,582

				351,655,495

See accompanying notes which are an integral part of this schedule.

       Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–2.09%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$605	$608,127

Series 2002, RB	5.63%	05/15/2043	145	146,718

Series 2005 A, RB(d)	0.00%	05/15/2050	3,000	545,241

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2030	500	492,327

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2029	565	467,162

Series 2018 A-1, RB(d)	0.00%	07/01/2031	650	495,318

Series 2018 A-1, RB	5.00%	07/01/2058	2,000	2,000,649

				4,755,542

Virgin Islands–0.31%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	785	706,962

TOTAL INVESTMENTS IN SECURITIES(l) –156.65% (Cost $365,415,443)				357,117,999

FLOATING RATE NOTE OBLIGATIONS–(18.40)%
Notes with interest and fee rates ranging from 3.91% to 3.93% at 05/31/2024 and contractual maturities of collateral ranging from 11/01/2042 to 05/15/2062(m)				(41,950,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.62)%				(90,327,752)

OTHER ASSETS LESS LIABILITIES–1.37%				3,129,855

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$227,970,102

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $2,406,768, which represented less than 1% of the Trust’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at May 31, 2024 was $1,281,768, which represented less than 1% of the Trust’s Net Assets.
(d)	Zero coupon bond issued at a discount.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $26,972,311, which represented 11.83% of the Trust’s Net Assets.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,670,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Trust’s investments with a value of $59,699,387 are held by TOB Trusts and serve as collateral for the $41,950,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

       Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2024

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of May 31, 2024, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

       Invesco Trust for Investment Grade New York Municipals